Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000251000 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000251000 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251000 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000251000 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000251000 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000251000 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000251000 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251000 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000251000 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000251000 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000251000 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000251000 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251001 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000251001 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000251001 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000251001 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000251001 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000251001 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251001 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251001 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000251001 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000251001 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000251001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000251001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000251001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000251001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000251001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000251001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
C000251001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000251001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000251001 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000251001 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000251002 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000251002 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000251002 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251002 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000251002 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000251002 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
C000251002 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000251002 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000251002 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000251002 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000251002 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000251002 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000251002 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000251002 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000251002 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000251002 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000251002 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000251002 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000251002 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.70%	[1]
C000251002 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000251002 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251002 [Member] | Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000251003 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000251003 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251003 [Member] | Tencent Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251003 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000251003 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000251003 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000251003 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251003 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251003 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251003 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000251003 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000251003 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000251003 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000251003 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000251003 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000251003 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000251003 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251003 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.80%
C000251003 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.30%
C000251003 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000251003 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000251003 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000251004 [Member] | Travelers Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251004 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251004 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000251004 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251004 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251004 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251004 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251004 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251004 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251004 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000251004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000251004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000251004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000251004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000251004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000251004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000251004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000251004 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251004 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000263368 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000263368 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000263368 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000263368 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000263368 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000263368 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000263368 [Member] | Littlefuse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000263368 [Member] | Nordson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000263368 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000263368 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000263368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000263368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000263368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000263368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000263368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000263368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000263368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000263368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000263368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000263368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000263368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000263368 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000263368 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000264376 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000264376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000264376 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000264376 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000264376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000264376 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000264376 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000264376 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000264376 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000264376 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000264376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000264376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000264376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000264376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000264376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000264376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000264376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000264376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000264376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000264376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000264376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000264376 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000264376 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000264377 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000264377 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000264377 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000264377 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000264377 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000264377 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000264377 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000264377 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000264377 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000264377 [Member] | Toronto Dominion Bank [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000264377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000264377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000264377 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000264377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000264377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000264377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000264377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000264377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000264377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000264377 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000264377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000264377 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000264377 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%

[1]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.